Accrued Liabilities	12 Months Ended
Dec. 31, 2016
Accrued Liabilities
Accrued Liabilities

9. Accrued Liabilities

        Accrued liabilities consisted of the following as at December 31 (in thousands):

	2016	2015
Accrued payroll	$1,032	$1,162
Accrued interest	9,193	8,059
Accrued expenses	5,239	4,793

Total	$15,464	$14,014

        Accrued expenses mainly consisted of accruals related to the operation of the Company's fleet of $5.2 million as of December 31, 2016. As of December 31, 2015, accrued expenses mainly consisted of accruals related to the operation of the Company's fleet of $3.6 million and accrued realized losses on cash flow interest rate swaps of $1.2 million.